Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Cash Flows from Operating Activities
Net loss	$ (874,762)	$ (2,160,809)	$ (4,510,514)	$ (5,249,566)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	53,957	45,958	96,007	89,168
Amortization expense - software development costs	273,255	188,780	416,609	439,334
Amortization expense - patents	82,272	67,110	216,839	134,219
Amortization expense - discount of convertible debt	269,276	$ 196,223	376,627	825,708
Amortization expense - deferred costs	23,530
Provision for bad debt	5,500
Stock based compensation expense	330,780		2,094,970	2,242,606
Changes in operating assets and liabilities:
(Increase) in accounts receivable, net	(749,489)	$ (450,697)	(1,539,228)	(261,987)
(Increase) in other receivable	(525,000)
(Increase) decrease in prepaid expenses	(87,390)	$ 69,276	(5,411)	$ (20,894)
Decrease in other assets	29,967	1,413	(38,313)
Increase (decrease) in liabilities:
Increase (decrease) in accounts payable	1,342,882	(368,361)	195,593	$ 583,940
Increase (decrease) in accrued expenses	(283,349)	$ 1,085,759	803,985	8,738
Increase in deferred revenue	188,957		378,257	(25,000)
Increase (decrease) in accrued interest	(425,923)	$ 83,346	245,401	181,704
Net cash used in operating activities	(345,537)	(133,612)	$ (969,749)	(1,052,030)
Cash Flows from Investing Activities
Redemption of certificate of deposits, pledged				19,050
Patents and patent applications costs	(244,490)	(145,415)	$ (336,219)	(100,789)
Purchase of property and equipment	(129,164)	(55,477)	(72,134)	(46,370)
Capitalized software development costs	(623,102)	(191,521)	(451,926)	$ (399,682)
Note receivable - discontinued operations			10,000
Acquisition of subsidiary, net of cash acquired			$ (389,898)
Payment on settlement regarding Anywhere software license				$ (600,000)
Net cash used in investing activities	(996,756)	(392,413)	$ (1,240,177)	(1,127,791)
Cash Flows from Financing Activities
Proceeds from issuance of common stock	$ 1,050,000	1,900,907	1,900,907	$ 824,486
Purchase of Company's common stock		$ (201,461)	$ (201,461)
Proceeds from issuance of note payable	$ 8,205,816
Proceeds from issuance of convertible debt - unrelated parties				$ 688,000
Principal reduction on obligation under capital lease	(9,801)	$ (8,124)	$ (16,330)	(7,402)
Principal reduction on convertible debt	(3,708,000)			(200,000)
Expenditures relating to private offerings				(48,475)
Principal reduction on obligation on patent purchases				(87,500)
Net cash provided by financing activities	5,538,015	$ 1,691,322	$ 1,683,116	1,169,109
Net increase in cash and cash equivalents	4,195,722	1,165,297	(526,810)	(1,010,712)
Cash and cash equivalents - Beginning balance	620,185	1,146,995	1,146,995	2,157,707
Cash and cash equivalents - Ending balance	4,815,907	2,312,292	620,185	1,146,995
Supplemental Information:
Interest expense paid	$ 984,919	$ 103,831	$ 127,425	$ 263,291
Income taxes paid